Leases - Amounts recognized (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Interest on lease liabilities	₽ 17,912	₽ 20,466	₽ 26,334
Depreciation charge on right-of-use assets	107,724	81,349	75,182
Expenses relating to short-term leases	35,905	48,410	16,995
Total	161,541	150,225	118,511
Total cash outflow for leases	₽ 167,670	₽ 159,042	₽ 103,065